Trade receivables (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Non-Interest Bearing Trade Receivables
Trade receivables and contract assets are non-interest bearing and generally have 30-90 day payment terms.

	At December 31,
	2018	2019	2020
	(in thousands)
Trade receivables	$16,758	$11,957	$20,537
Contract assets	2,707	1,587	371
Unbilled revenue	105	—	—
Provision for credit notes to be issued	(1,094)	(848)	(536)
Provisions on trade receivables	(2,592)	(2,719)	(2,724)
Net trade receivables	$15,884	$9,977	$17,648

Schedule of Movements in the Provision for Impairment of Receivables

	Post- employment benefits	Other provisions	Total	Current	Non current
	(in thousands)
At January 1, 2018	$904	$660	$1,564	$32	$1,532
Arising (released) during the year	86	590	676	—	—
Released (used) during the year	—	(32)	(32)	—	—
Released (unused) during the year	—	(167)	(167)	—	—
At December 31, 2018	990	1,051	2,041	352	1,689
Arising (released) during the year	94	190	284	—	—
Released (used) during the year	(21)	(352)	(373)	—	—
Released (unused) during the year	—	(47)	(47)	—	—
At December 31, 2019	1,063	842	1,905	—	1,905
Arising (released) during the year	92	378	470	—	—
Released (used) during the year	—		—	—	—
Released (unused) during the year	—	(411)	(411)	—	—
At December 31, 2020	$1,155	$809	$1,964	$90	$1,874

The movements in the provision for impairment of receivables were as follows:

	December 31,
	2018	2019	2020
	(in thousands)
At January 1,	$810	$2,592	$2,719
Charge for the year	1,782	515	47
Utilized amounts	—	(388)	—
Unutilized amounts	—	—	(42)
At year end	$2,592	$2,719	$2,724

Aging Analysis of Trade Receivables That Were Not Impaired
As at year end, the aging analysis of trade receivables and contract assets that were not impaired is as follows:

	Total	Neither past due nor Impaired	Past due but not impaired
			<30 days	30-60 days	60-120 days	>120 days
	(in thousands)
At December 31, 2018	$15,884	$7,421	$5,155	$49	$471	$2,788
At December 31, 2019	$9,977	$6,265	$2,125	$130	$371	$1,086
At December 31, 2020	$17,648	$14,232	$2,879	$53	$—	$484